NET FINANCE RESULT (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of net financial result

	2025	2024	2023
Finance income
Income from cash and cash equivalents	1,211.3	1,519.2	1,072.2
Income from debt securities	192.1	104.7	49.2
Income from other receivables (i)	813.2	799.8	964.2
Total	2,216.6	2,423.7	2,085.6

Exceptional finance income	-	-	-
Total finance income	2,216.6	2,423.7	2,085.6

Finance expenses
Interest on accounts payable present value adjustment	(1,122.1)	(1,148.3)	(1,376.1)
Interest on bank debts and tax incentives	(171.5)	(189.3)	(170.4)
Interest on provisions for disputes and litigation	(541.8)	(219.8)	(269.2)
Interest on leases	(271.4)	(184.3)	(196.0)
Interest on pension plans	(107.7)	(112.6)	(114.3)
Other interest expenses (ii)	(506.2)	(543.9)	(689.7)
Losses on hedging instruments (iii)	(1,184.4)	(1,032.3)	(1,675.1)
Taxes on financial transactions	(266.6)	(274.4)	(178.3)
Bank guarantee expenses and surety bond premiums	(239.0)	(323.5)	(249.8)
Total	(4,410.7)	(4,028.4)	(4,918.9)

Total finance expenses	(4,410.7)	(4,028.4)	(4,918.9)

Effects of the application of IAS 29 (hyperinflation)	(106.2)	(451.7)	176.1
Exchange differences, net (iv)	(1,932.5)	38.9	(1,154.0)
Other finance income/(expenses )	231.0	(300.8)	201.4
Other net financial results	(1,807.7)	(713.6)	(776.5)

Net financial results	(4,001.8)	(2,318.3)	(3,609.8)

(i)	Refers mainly to monetary adjustments on taxes to be recovered.

(ii)	Includes, among others, interest related to the financing of tax payments under the 2017 Special Tax Regularization Program (“PERT”).

(iii)	Refers to the forward element, which may be separated and excluded from the designation of a financial instrument as a hedging instrument, in accordance with IFRS 9- Financial Instruments.

(iv)	In some jurisdictions where the Group operates, there are additional costs associated with acquiring foreign currency, used for payments to some suppliers as well as for the remittance of earnings to the parent companies.